Loans and Allowance for Credit Losses - Impact of Staging on Allowances for Credit Losses for Performing Loans (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure Of Impact Of Staging On Allowance For Credit Losses on Performing Loans [Abstract]
ACL - All performing loans in Stage 1	$ 1,526
Impact of staging	841
Stage 1 and 2 ACL	$ 2,367